UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Fundamental InvestorsSM
Investment portfolio

March 31, 2008
 unaudited

Common stocks — 89.79%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 14.76%
Nokia Corp.[1]	18,900,000	$601,409
Nokia Corp. (ADR)	10,737,000	341,759
Oracle Corp.[2]	39,300,000	768,708
Yahoo! Inc.[2]	25,300,000	731,929
Microsoft Corp.	21,465,000	609,177
Cisco Systems, Inc.[2]	24,867,200	599,051
International Business Machines Corp.	3,000,000	345,420
Google Inc., Class A2	710,000	312,734
Corning Inc.	12,520,000	300,981
Trend Micro Inc.[1]	6,709,000	266,668
Intuit Inc.[2]	9,410,000	254,164
Fidelity National Information Services, Inc.	6,615,000	252,296
Agilent Technologies, Inc.[2]	6,981,300	208,252
Texas Instruments Inc.	6,900,000	195,063
Microchip Technology Inc.	4,618,000	151,147
Kyocera Corp.[1]	1,725,000	144,943
Apple Inc.[2]	1,000,000	143,500
Paychex, Inc.	3,900,000	133,614
Comverse Technology, Inc.[2]	7,684,470	118,341
Trimble Navigation Ltd.[2]	3,725,000	106,498
Red Hat, Inc.[2]	5,650,000	103,904
Linear Technology Corp.	2,700,000	82,863
Autodesk, Inc.[2]	2,400,000	75,552
ASML Holding NV1,2	2,609,568	64,187
STMicroelectronics NV1	5,100,000	54,267
Hewlett-Packard Co.	1,000,000	45,660
Tyco Electronics Ltd.	1,125,000	38,610
Nortel Networks Corp.[2]	2,800,000	19,079
Murata Manufacturing Co., Ltd.[1]	300,000	15,106
Advanced Micro Devices, Inc.[2]	1,873,700	11,036
Metavante Technologies, Inc.[2]	496,666	9,928
		7,105,846

INDUSTRIALS — 14.34%
Deere & Co.	8,820,000	709,481
Caterpillar Inc.	7,950,000	622,406
General Electric Co.	15,400,000	569,954
Schneider Electric SA1	3,876,075	501,552
Union Pacific Corp.	3,500,000	438,830
Emerson Electric Co.	7,300,000	375,658
Northrop Grumman Corp.	4,166,243	324,175
General Dynamics Corp.	3,545,800	295,613
Parker Hannifin Corp.	4,200,000	290,934
Deutsche Post AG1	8,945,000	273,446
Mitsubishi Corp.[1]	7,245,800	223,081
Finmeccanica SpA[1]	6,000,000	204,453
Joy Global Inc.	3,000,000	195,480
Boeing Co.	2,500,000	185,925
Raytheon Co.	2,832,732	183,023
European Aeronautic Defence and Space Co. EADS NV1	7,500,000	178,076
Waste Management, Inc.	4,200,000	140,952
Fastenal Co.	2,870,500	131,842
Lockheed Martin Corp.	1,248,200	123,946
KBR, Inc.	3,950,000	109,534
United Parcel Service, Inc., Class B	1,300,000	94,926
Corporate Executive Board Co.[3]	2,304,200	93,274
Grafton Group PLC, units[1]	9,500,000	87,476
United Technologies Corp.	1,250,000	86,025
Illinois Tool Works Inc.	1,636,000	78,904
Siemens AG1	703,000	76,309
Mitsubishi Heavy Industries, Ltd.[1]	14,446,000	62,810
AMR Corp.[2]	6,120,000	55,202
Tyco International Ltd.	1,125,000	49,556
Kingspan Group PLC[1]	3,500,000	46,749
Roper Industries, Inc.	770,000	45,769
Allied Waste Industries, Inc.[2]	2,500,000	27,025
Robert Half International Inc.	800,000	20,592
		6,902,978

ENERGY — 14.24%
Suncor Energy Inc.	18,733,103	1,809,122
Schlumberger Ltd.	6,675,000	580,725
Tenaris SA (ADR)	10,695,000	533,146
CONSOL Energy Inc.[4]	7,400,000	512,006
Occidental Petroleum Corp.	6,404,244	468,598
Murphy Oil Corp.	4,343,636	356,786
EnCana Corp.	4,000,000	304,487
Chevron Corp.	3,185,674	271,929
Petro-Canada	4,890,000	212,869
Devon Energy Corp.	2,000,000	208,660
Imperial Oil Ltd.	3,608,739	188,991
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	1,700,000	173,587
Smith International, Inc.	2,685,000	172,458
OAO LUKOIL (ADR)[1]	2,000,000	171,767
Baker Hughes Inc.	2,335,500	159,982
Marathon Oil Corp.	3,470,000	158,232
StatoilHydro ASA (ADR)	3,017,700	90,139
StatoilHydro ASA[1]	2,017,548	60,755
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	137,960
Quicksilver Resources Inc.[2]	2,592,200	94,693
Oil & Natural Gas Corp. Ltd.[1]	3,637,500	89,286
Saipem SpA, Class S1	1,000,000	40,397
Cameco Corp.	846,300	27,878
TOTAL SA1	325,000	24,172
CNX Gas Corp.[2,5]	287,500	9,280
		6,857,905

MATERIALS — 9.11%
Syngenta AG1	1,954,750	572,583
Rohm and Haas Co.[3]	10,282,700	556,088
Bayer AG, non-registered shares[1]	4,365,000	349,704
Alcoa Inc.	8,150,000	293,889
Potash Corp. of Saskatchewan Inc.	1,509,100	234,227
Weyerhaeuser Co.	3,583,000	233,038
E.I. du Pont de Nemours and Co.	4,500,000	210,420
Norsk Hydro ASA[1]	10,840,000	158,889
Norsk Hydro ASA (ADR)[1]	3,500,000	51,302
USX Corp.	1,650,000	209,336
Mosaic Co.[2]	2,000,000	205,200
Freeport-McMoRan Copper & Gold Inc.	2,000,000	192,440
Sigma-Aldrich Corp.	2,900,000	172,985
BHP Billiton Ltd.[1]	4,675,000	153,549
CRH PLC[1]	3,997,950	152,005
Barrick Gold Corp.	3,049,395	132,496
Rio Tinto PLC[1]	1,266,709	131,502
Newmont Mining Corp.	2,500,000	113,250
Vulcan Materials Co.	1,350,000	89,640
RPM International, Inc.	3,440,000	72,034
International Paper Co.	1,817,906	49,447
Monsanto Co.	300,000	33,450
Temple-Inland Inc.	1,500,000	19,080
		4,386,554

HEALTH CARE — 8.75%
Roche Holding AG1	4,854,000	914,044
Eli Lilly and Co.	11,998,400	618,997
Merck & Co., Inc.	11,540,800	437,973
Wyeth	7,500,000	313,200
Abbott Laboratories	4,450,000	245,418
Bristol-Myers Squibb Co.	9,850,000	209,805
Shire PLC (ADR)	3,500,000	202,860
UnitedHealth Group Inc.	5,350,000	183,826
Medtronic, Inc.	3,625,200	175,351
Stryker Corp.	1,850,000	120,343
Boston Scientific Corp.[2]	8,100,000	104,247
Johnson & Johnson	1,600,000	103,792
Aetna Inc.	2,310,000	97,228
Novo Nordisk A/S, Class B1	1,329,000	91,010
CIGNA Corp.	2,175,000	88,240
Celgene Corp.[2]	1,400,000	85,806
Patterson Companies, Inc.[2]	1,548,911	56,225
Elan Corp., PLC (ADR)[2]	2,200,000	45,892
Medco Health Solutions, Inc.[2]	926,000	40,550
Amgen Inc.[2]	745,700	31,155
WellPoint, Inc.[2]	599,953	26,476
Schering-Plough Corp.	902,800	13,009
C. R. Bard, Inc.	91,900	8,859
		4,214,306

CONSUMER DISCRETIONARY — 8.53%
McDonald’s Corp.	9,806,400	546,903
Lowe’s Companies, Inc.	20,210,000	463,617
Target Corp.	5,540,000	280,767
Johnson Controls, Inc.	7,500,000	253,500
Best Buy Co., Inc.	5,175,000	214,556
Fortune Brands Inc.	3,000,000	208,500
Time Warner Inc.	13,500,000	189,270
Liberty Media Holding Corp., Liberty Interactive, Series A2	10,050,000	162,207
TomTom NV1,2	3,665,000	151,591
Toyota Motor Corp.[1]	3,000,000	151,054
Macy’s, Inc.	6,500,000	149,890
Sony Corp.[1]	3,000,000	119,897
Starbucks Corp.[2]	6,500,000	113,750
CBS Corp., Class B	4,900,000	108,192
Garmin Ltd.	2,000,000	108,020
Nikon Corp.[1]	3,977,000	106,297
General Motors Corp.	5,500,000	104,775
Harman International Industries, Inc.	2,253,801	98,130
Amazon.com, Inc.[2]	1,000,000	71,300
Yue Yuen Industrial (Holdings) Ltd.[1]	21,355,000	66,901
Penn National Gaming, Inc.[2]	1,500,000	65,595
Kohl’s Corp.[2]	1,500,000	64,335
News Corp., Class A	3,400,000	63,750
Limited Brands, Inc.	3,315,980	56,703
Chipotle Mexican Grill, Inc., Class A2	238,832	27,091
Chipotle Mexican Grill, Inc., Class B2	208,000	20,195
Virgin Media Inc.[2]	3,000,000	42,210
Magna International Inc., Class A	474,300	34,221
WABCO Holdings Inc.	612,067	27,923
Weight Watchers International, Inc.	600,000	27,798
Saks Inc.[2]	650,000	8,106
		4,107,044

FINANCIALS — 7.73%
Citigroup Inc.	17,580,000	376,564
U.S. Bancorp	11,100,635	359,216
Bank of America Corp.	8,800,000	333,608
Fannie Mae	11,219,917	295,308
Bank of Ireland[1]	15,863,513	236,223
AMP Ltd.[1]	25,000,412	179,935
Allied Irish Banks, PLC[1]	8,200,000	175,774
AFLAC Inc.	2,700,000	175,365
SunTrust Banks, Inc.	3,000,000	165,420
Irish Life & Permanent PLC[1]	7,000,000	137,010
Berkshire Hathaway Inc., Class A2	1,000	133,400
Marsh & McLennan Companies, Inc.	5,371,000	130,784
Freddie Mac	5,029,900	127,357
Equity Residential, shares of beneficial interest	2,500,000	103,725
AXA SA1	2,745,500	99,382
M&T Bank Corp.	949,000	76,375
Wells Fargo & Co.	2,605,000	75,805
Marshall & Ilsley Corp.	3,189,998	74,008
XL Capital Ltd., Class A	2,180,000	64,419
T. Rowe Price Group, Inc.	1,200,000	60,000
St.George Bank Ltd.[1]	2,450,279	57,778
CapitalSource Inc.	5,500,954	53,194
Bank of New York Mellon Corp.	1,000,000	41,730
Anglo Irish Bank Corp. PLC[1]	3,011,907	40,418
Washington Mutual, Inc.	3,750,000	38,625
MGIC Investment Corp.	2,707,000	28,505
Zions Bancorporation	550,000	25,053
City National Corp.	500,000	24,730
Wachovia Corp.	900,000	24,300
PMI Group, Inc.	1,240,000	7,217
		3,721,228

CONSUMER STAPLES — 3.97%
Wal-Mart Stores, Inc.	6,500,000	342,420
Coca-Cola Co.	5,314,600	323,500
PepsiCo, Inc.	4,400,000	317,680
Altria Group, Inc.	9,624,800	213,671
Diageo PLC[1]	6,700,000	135,060
Avon Products, Inc.	2,680,000	105,967
C&C Group PLC[1,3]	16,055,047	100,126
Wm. Wrigley Jr. Co.	1,400,000	87,976
Tesco PLC[1]	11,495,000	86,817
Unilever NV, depository receipts[1]	2,540,000	85,369
Bunge Ltd.	727,000	63,162
Goodman Fielder Ltd.[1]	31,711,000	52,243
		1,913,991

TELECOMMUNICATION SERVICES — 3.23%
AT&T Inc.	17,612,500	674,559
Verizon Communications Inc.	8,250,000	300,712
KDDI Corp.[1]	41,000	253,186
Qwest Communications International Inc.	22,000,000	99,660
Sprint Nextel Corp., Series 1	12,800,000	85,632
Inmarsat PLC[1]	7,000,000	61,699
Rogers Communications Inc., Class B, nonvoting	1,315,000	47,260
Rogers Communications Inc., Class A	182,900	7,122
Vodafone Group PLC[1]	8,000,000	23,952
		1,553,782

UTILITIES — 2.77%
Questar Corp.	5,000,000	282,800
Exelon Corp.	3,145,000	255,594
SUEZ SA1	3,622,000	238,019
Veolia Environnement[1]	2,250,000	156,874
E.ON AG1	800,000	148,064
Electricité de France SA1	1,334,000	116,076
FPL Group, Inc.	1,050,000	65,877
Duke Energy Corp.	3,000,000	53,550
Entergy Corp.	150,000	16,362
		1,333,216

MISCELLANEOUS — 2.36%
Other common stocks in initial period of acquisition		1,135,139

Total common stocks (cost: $35,282,889,000)		43,231,989

	Principal amount	Market value
Short-term securities — 9.50%	(000)	(000)

Federal Home Loan Bank 1.71%–4.16% due 4/2/2008–2/23/2009	$836,500	$830,422
Freddie Mac 2.00%–4.21% due 4/25–9/10/2008	507,000	503,508
U.S. Treasury Bills 1.43%–3.251% due 4/15–9/25/2008	401,000	399,485
Coca-Cola Co. 2.30%–4.08% due 4/10–6/5/2008[5]	317,700	316,989
Procter & Gamble International Funding S.C.A. 2.08%–4.21% due 4/7–5/30/2008[5]	242,800	242,107
Wal-Mart Stores Inc. 1.90%–2.78% due 4/1–5/27/2008[5]	226,700	226,237
Hewlett-Packard Co. 2.82%–2.86% due 4/4–4/11/2008[5]	221,500	221,379
Fannie Mae 1.70%–2.56% due 6/11–9/17/2008	192,100	190,474
AT&T Inc. 2.77%–2.85% due 4/21–4/30/2008[5]	175,600	175,243
Bank of America Corp. 4.255% due 4/8–4/10/2008	134,600	134,499
Ranger Funding Co. LLC 3.45% due 4/24/2008[5]	40,500	40,405
Pfizer Inc 1.95%–2.70% due 5/16–9/12/2008[5]	146,400	145,052
Variable Funding Capital Corp. 2.89%–3.21% due 4/3–4/23/2008[5]	142,700	142,578
Johnson & Johnson 2.25%–2.70% due 4/24–6/27/2008[5]	105,200	104,637
Chevron Funding Corp. 2.78% due 4/1/2008	50,000	49,996
Chevron Corp. 2.32% due 4/18/2008	50,000	49,942
Medtronic Inc. 2.75% due 4/21/2008[5]	100,000	99,839
General Electric Capital Corp. 3.00% due 5/8/2008	100,000	99,688
IBM Capital Inc. 2.15% due 6/18/2008[5]	50,000	49,699
IBM International Group Capital LLC 2.19% due 5/6/2008[5]	42,500	42,407
3M Co. 2.05% due 5/21/2008	83,450	83,208
Jupiter Securitization Co., LLC 2.70% due 4/18/2008[5]	78,000	77,895
Private Export Funding Corp. 2.74%–3.60% due 5/13–5/15/2008[5]	74,000	73,745
PepsiCo Inc. 2.15% due 5/1/2008[5]	56,700	56,595
John Deere Capital Corp. 2.96% due 4/10/2008[5]	30,500	30,474
NetJets Inc. 2.75% due 4/9/2008[5]	30,000	29,979
Anheuser-Busch Cos. Inc. 2.73% due 5/9/2008[5]	28,300	28,208
Walt Disney Co. 2.72% due 5/15/2008	27,000	26,905
Honeywell International Inc. 2.05% due 7/9/2008[5]	25,000	24,858
Union Bank of California, N.A. 3.86% due 4/17/2008	23,400	23,409
Becton, Dickinson and Co. 2.23% due 5/1/2008	20,000	19,962
Tennessee Valley Authority 2.18% due 4/17/2008	19,300	19,280
Colgate-Palmolive Co. 2.15% due 4/30/2008[5]	16,000	15,971

Total short-term securities (cost: $4,576,008,000)		4,575,075

Total investment securities (cost: $39,858,897,000)		47,807,064
Other assets less liabilities		339,955

Net assets		$48,147,019

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $8,741,242,000, which represented 18.16% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 10/2/2003 at a cost of $67,784,000)
 may be subject to legal or contractual restrictions on resale.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,153,577,000, which represented 4.47% of the net assets of the fund.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent
5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended
March 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/08 (000)

Rohm and Haas Co.	8,607,300	1,675,400	—	10,282,700	$3,805	$556,088
C&C Group PLC	16,055,047	—	—	16,055,047	—	100,126
Corporate Executive Board Co.	2,304,200	—	—	2,304,200	1,014	93,274
					$4,819	$749,488

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008 (dollars in thousands):

Level 1 — Quoted prices	$34,490,747
Level 2 — Other significant observable inputs	13,316,317	*
Level 3 — Significant unobservable inputs	—
Total	$47,807,064

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$11,619,506
Gross unrealized depreciation on investment securities	(3,679,303)
Net unrealized appreciation on investment securities	7,940,203
Cost of investment securities for federal income tax purposes	39,866,861

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-910-0508O-S10860

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: May 29, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 29, 2008